Debt (Tables)	9 Months Ended
Jun. 30, 2024
Debt [Abstract]
Schedule of Debt

Debt consists of the following:

	June 30, 2024	September 30, 2023
Notes payable	$723	$1,286
7% promissory notes – related parties	2,495	3,349
Notes payable – related parties	—	444
SAFEs	—	1,512
Total debt	3,218	6,591
Less: Amounts classified as current	(3,218)	(6,591)
Noncurrent portion	$—	$—